Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 1
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	2	29	2	31	11
Dividend income recognized on equity securities	1	4	2	5	3
Dividend income recognized on equity securities designated at FVOCI that were disposed	0	0	0	0	0
Gain (Loss) on disposition of equity securities designed at FVOCI	0	0	0	0	(2)
Gain (Loss) from return on capital distributions from limited partnerships designated at FVOCI	$ 2	$ 29	$ 2	$ 31	$ 13